Guarantor/Non-Guarantor Financial Information, Condensed Consolidated Statements of Income and Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME [Abstract]
Net sales	$ 341.1	$ 347.9	$ 329.5	$ 384.4	$ 366.8	$ 383.1	$ 342.2	$ 325.8	$ 1,402.9	$ 1,417.9	$ 1,105.4
Cost of sales									688.3	674.8	550.0
Gross profit	170.6	171.2	166.9	205.9	191.2	200.6	181.0	170.3	714.6	743.1	555.4
Selling and marketing expenses									319.1	276.9	199.7
General and administrative expenses									147.2	125.7	109.8
Operating income	51.3	63.4	47.5	86.1	85.8	96.6	82.8	75.3	248.3	340.5	245.9
Other expense, net [Abstract]
Interest expense, net									(18.8)	(11.9)	(14.5)
Other expense, net									(0.3)	(0.2)	(0.5)
Total other expense									(19.1)	(12.1)	(15.0)
Income from equity investees									0	0	0
Income before income taxes									229.2	328.4	230.9
Income tax provision (benefit)									122.4	108.8	73.7
Net income	23.5	(2.0)	29.1	56.2	56.3	61.9	53.1	48.3	106.8	219.6	157.2
Comprehensive income									113.9	211.1	159.0
Tempur-Pedic International Inc. (Ultimate Parent) [Member]
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME [Abstract]
Net sales									0	0	0
Cost of sales									0	0	0
Gross profit									0	0	0
Selling and marketing expenses									2.5	4.1	3.8
General and administrative expenses									4.9	14.5	9.8
Operating income									(7.4)	(18.6)	(13.6)
Other expense, net [Abstract]
Interest expense, net									(31.5)	(23.3)	(33.0)
Other expense, net									0	0	0
Total other expense									(31.5)	(23.3)	(33.0)
Income from equity investees									103.3	227.4	155.5
Income before income taxes									64.4	185.5	108.9
Income tax provision (benefit)									(10.9)	(10.8)	(15.3)
Net income									75.3	196.3	124.2
Comprehensive income									82.4	187.8	126.0
Combined Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME [Abstract]
Net sales									947.8	987.9	753.2
Cost of sales									509.0	504.3	408.1
Gross profit									438.8	483.6	345.1
Selling and marketing expenses									191.9	162.7	119.8
General and administrative expenses									96.4	70.2	63.0
Operating income									150.5	250.7	162.3
Other expense, net [Abstract]
Interest expense, net									13.2	12.2	19.4
Other expense, net									0	(0.2)	(0.8)
Total other expense									13.2	12.0	18.6
Income from equity investees									81.0	86.1	73.2
Income before income taxes									244.7	348.8	254.1
Income tax provision (benefit)									109.9	98.1	65.6
Net income									134.8	250.7	188.5
Comprehensive income									136.9	249.4	194.2
Combined Non-Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME [Abstract]
Net sales									481.0	462.2	367.6
Cost of sales									205.2	202.7	157.3
Gross profit									275.8	259.5	210.3
Selling and marketing expenses									124.7	110.1	76.1
General and administrative expenses									45.9	41.0	37.0
Operating income									105.2	108.4	97.2
Other expense, net [Abstract]
Interest expense, net									(0.5)	(0.8)	(0.9)
Other expense, net									(0.3)	0	0.3
Total other expense									(0.8)	(0.8)	(0.6)
Income from equity investees									0	0	0
Income before income taxes									104.4	107.6	96.6
Income tax provision (benefit)									23.4	21.5	23.4
Net income									81.0	86.1	73.2
Comprehensive income									86.0	78.9	71.1
Eliminations [Member]
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME [Abstract]
Net sales									(25.9)	(32.2)	(15.4)
Cost of sales									(25.9)	(32.2)	(15.4)
Gross profit									0	0	0
Selling and marketing expenses									0	0	0
General and administrative expenses									0	0	0
Operating income									0	0	0
Other expense, net [Abstract]
Interest expense, net									0	0	0
Other expense, net									0	0	0
Total other expense									0	0	0
Income from equity investees									(184.3)	(313.5)	(228.7)
Income before income taxes									(184.3)	(313.5)	(228.7)
Income tax provision (benefit)									0	0	0
Net income									(184.3)	(313.5)	(228.7)
Comprehensive income									$ (191.4)	$ (305.0)	$ (232.3)